Annual Fund Operating Expenses	Mar. 31, 2026
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.35%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.69%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.45%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.54%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.41%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.51%

[1]
1	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through August 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.